	PERKINS DISCOVERY FUND
Schedule of Investments		June 30, 2022 (unaudited)
95.21%	COMMON STOCKS	Shares	Fair Value

2.06%	BIOTECHNOLOGY
	Journey Medical Corp.* . . . . . . . .	22,000	$82,280
	MDXHealth SA* . . . . . . . . . . . .	11,000	91,850
			174,130
6.48%	CONSUMER DISCRETIONARY
	iMedia Brands, Inc.* . . . . . . . . . .	35,700	43,197
	Magnite, Inc.* . . . . . . . . . . . . .	20,000	177,600
	Perion Network Ltd.* . . . . . . . . . .	18,000	327,240
			548,037
1.00%	FINANCIALS
	FlexShopper, Inc.* . . . . . . . . . . .	93,500	84,122
16.87%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.* . . . . . . .	8,000	237,360
	NeoGenomics, Inc.* . . . . . . . . . .	22,000	179,300
	Paratek Pharmaceuticals, Inc.* . . . . .	36,000	69,480
	Sharps Compliance Corp.* . . . . . . .	25,000	73,000
	Veracyte, Inc.* . . . . . . . . . . . .	21,500	427,850
	Vericel Corp.* . . . . . . . . . . . . .	17,500	440,650
			1,427,640
5.31%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.* . . . . . . . . . . . . .	11,000	449,460
14.18%	HEALTH CARE SUPPLIES
	Axogen, Inc.* . . . . . . . . . . . . .	32,500	266,175
	Biolase, Inc.* . . . . . . . . . . . . .	12,500	57,250
	BioLife Solutions, Inc.* . . . . . . . . .	16,500	227,865
	Cardiovascular Systems, Inc.* . . . . . .	17,000	244,120
	Cryoport, Inc.* . . . . . . . . . . . .	10,000	309,800
	Exagen, Inc.* . . . . . . . . . . . . .	16,500	94,710
11.17%	HEALTH CARE SUPPORT		1,199,920

	Natera, Inc.* . . . . . . . . . . . . .	11,500	407,560
	Option Care Health, Inc.* . . . . . . . .	18,500	514,115
	Rockwell Medical, Inc.* . . . . . . . . .	18,182	23,455
			945,130
	1

QUARTERLY REPORT

	PERKINS DISCOVERY FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
8.95%	HEALTH CARE TECHNOLOGY	Shares	Fair Value

	Fortress Biotech, Inc.* . . . . . . . . .	69,500	$58,373
	IsoRay, Inc.* . . . . . . . . . . . . .	200,000	61,800
	OptimizeRx Corp.* . . . . . . . . . . . . . . . . . . . . .	15,000	410,850
	Streamline Health Solutions, Inc.* . . . .	145,000	184,150
	UpHealth, Inc.* . . . . . . . . . . . .	71,250	42,215
			757,388
0.43%	INDUSTRIAL
	Agrify Corp.* . . . . . . . . . . . . .	18,500	36,445
18.80%	INFORMATION TECHNOLOGY
	Airgain, Inc.* . . . . . . . . . . . . .	15,500	125,860
	Akoustis Technologies, Inc.* . . . . . .	30,500	112,850
	Cantaloupe, Inc.* . . . . . . . . . . .	45,500	254,800
	Digi International, Inc.* . . . . . . . . .	13,200	319,704
	Inuvo, Inc.* . . . . . . . . . . . . . .	514,500	254,677
	Perficient, Inc.* . . . . . . . . . . . .	5,700	522,633
			1,590,524
9.96%	SOFTWARE SERVICES
	Asure Software, Inc.* . . . . . . . . .	36,000	205,200
	ePlus, Inc.* . . . . . . . . . . . . . .	12,000	637,440
			842,640
95.21%	TOTAL COMMON STOCKS . . . . . .		8,055,436
4.94%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market
	Government Portfolio
	Institutional Class 1.21%** . . . . . . .	417,450	417,450
100.15%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		8,472,886
(0.15%)	Liabilities in excess of other assets . . . . . . . . . . .		(12,464)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$8,460,422

*Non-income producing

**Effective 7 day yield as of June 30, 2022

2

QUARTERLY REPORT

PERKINS DISCOVERY FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated withinvesting in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Common Stocks . . . . .	Quoted Prices	Inputs	Inputs	Total
	$8,055,436	$—	$—	$8,055,436
Short-Term Investments . .	417,450	—	—	417,450
Total Investments . . . . .	$8,472,886	$—	$—	$8,472,886

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $7,126,763 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . . $ 3,792,899

Gross unrealized depreciation . . . . . (2,446,776)

Net unrealized appreciation . . . . . . $ 1,346,123

3

QUARTERLY REPORT